6. Short-term investments	12 Months Ended
Dec. 31, 2018
Short-term Investments
Short-term investments

6.   Short-term investments

	12/31/2018	12/31/2017
Private bonds	92,015	731,061
Government bonds	21,100	32,701
Investment funds	365,249	191,827
Total	478,364	955,589

The total amount of short-term investments comprises R$92,015 of short-term investments in foreign currency as of December 31, 2018 (R$730,846 as of December 31, 2017).

As of December 31, 2018, private bonds were represented by time deposits, at a weighted average rate equivalent to 97.6% of the CDI rate (98.0% of the CDI rate as of December 31, 2017).

Government bonds were primarily represented by Financial Treasury Bills (“LFT”) and National Treasury Bills (“LTN”), accruing interest at a weighted average rate of 99.7% of the CDI rate (107.7% of the CDI rate as of December 31, 2017).

Investment funds include private funds and bonds accruing interest at a weighted average rate of 105.4% of the CDI rate (98.9% of the CDI rate as of December 31, 2017), and are exposed to the risk of significant changes in value.